LIABILITIES SUBJECT TO COMPROMISE (Tables)	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Summary of Prepetition Liabilities Subject to Compromise

The following table reflects prepetition liabilities subject to compromise as at December 31, 2017 and 2016:

	2017	2016
Loans and financing	49,129,546	49,265,232
Derivative financial instrument	104,694	104,694
Trade payables	2,139,312	2,158,852
Provision for civil contingencies—Anatel	9,333,795	7,764,994
Provision of pension plan	560,046	560,046
Other	43,334	43,334
Provision for labor contingencies	899,226	752,485
Provision for civil—other claims	2,929,275	3,096,487

Liabilities subject to compromise (*)	65,139,228	63,746,124

(*)

The total amount of prepetition liabilities subjected to compromise differs from the R$63,960,008 amount of the Creditors List prepared by the Company and filed on May 29, 2017. Per ASC 852, prepetition liabilities subject to compromise included the best estimate, as per the criteria set forth in ASC 450, of contingencies/claims subject to compromise and that in accordance with the Brazilian Law were not included in the Creditor’s List.

Summary of Certain Information with Respect to Outstanding Credit Facilities with BNDES

The following table sets forth for certain information with respect to outstanding credit facilities with BNDES, including the aggregate amount of the claims under such credit facilities recognized by the RJ Court.

Facility	2017	2016
	(in millions of reais)
Oi loans	851	851
Telemar loans	1,494	1,494
Oi Móvel loans	982	982

Schedule of Aggregate Amount of Fixed Rate Notes

The following table sets forth for each series of fixed rate notes the aggregate amount of the claims for such series recognized by the RJ Court.

	2017	2016
	(in millions of reais)
Bonds issued by the Company.:
9.75% senior notes due 2016	1,083	1,083
5.125% senior notes due 2017	2,273	2,273
9.500% senior notes due 2019	474	474
5.500% senior notes due 2020	6,099	6,099
Bonds issued by Oi Holanda
5.625% senior notes due 2021	2,427	2,427
5.75% senior notes due 2022	4,945	4,945
Bonds issued by PTIF
6.25% notes due 2016	908	908
4.375% notes due 2017	1,487	1,487
5.242% notes due 2017	989	989
5.875% notes due 2018	2,902	2,902
5.00% notes due 2019	2,962	2,962
4.625% notes due 2020	3,851	3,851
4.5% notes due 2025	1,916	1,916

Schedule of Export Credit Facility Agreements

The following table sets forth certain information for each series of export credit facility agreements, including the aggregate amount of the claims for such series recognized by the RJ Court.

Export Credit Agency	Borrower	2017	2016
		(in millions of reais)
FINNVERA	Company	389	389
ONDD	Company	388	388
China Development Bank	Telemar	2,272	2,272
FINNVERA	Telemar	1,465	1,465
Export Development Canada	Telemar	478	478
ONDD	Telemar	367	367
Nordic Development Bank	Telemar	100	100

Summary of Aggregate Amount of Outstanding Debenturess

The following table sets forth for each series of outstanding debentures the aggregate amount of the claims for such series recognized by the RJ Court.

	2017	2016
	(in millions of reais)
The Company 8th issuance	2,515	2,515
The Company 10th issuance	1,549	1,549
Telemar 2nd issuance	55	55

Schedule of Contingent Liabilities with a Possible Unfavorable Outcome

The breakdown of contingent liabilities with a possible unfavorable outcome and, therefore, not recognized in accounting, is as follows:

	2017	2016
Labor	796,471	714,376
Civil	950,208	1,064,642

Total	1,746,679	1,779,018